AXPSM Growth
                                                                    Dimensions
                                                                          Fund

                                                            2000 ANNUAL REPORT
                                                          (PROSPECTUS ENCLOSED)


American
  Express(R)
Funds

(icon of) ruler


AXP Growth Dimensions Fund seeks to provide shareholders with long-term capital growth.

(This wrapper includes a prospectus that describes in detail the Fund's objective, investment strategy, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.)

Profit Power

Rising stock prices often go hand-in-hand with rising profits. AXP Growth Dimensions Fund tries to identify companies with above-average profit potential and the staying power to provide long-term capital appreciation.


AXP GROWTH DIMENSIONS FUND

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Table of Contents

2000 ANNUAL REPORT

The purpose of this annual report is to tell investors how the Fund performed.

From the Chairman                         4
From the Portfolio Managers               4
Fund Facts                                6
The 10 Largest Holdings                   8
Making the Most of the Fund               9
Independent Auditors' Report             10
Financial Statements                     11
Notes to Financial Statements            14
Investments in Securities                25

                                                          ANNUAL REPORT - 2000

(picture of) Arne H. Carlson
Arne H. Carlson
Chairman of the board

From the Chairman
The financial markets have always had their ups and downs, but in recent months volatility has become more frequent and intense. While no one can say with certainty what the markets will do, American Express Financial Corporation, the Fund's investment manager, expects economic growth to continue this year, accompanied by a modest rise in long-term interest rates. But no matter what transpires, this is a great time to take a close look at your goals and investments. We encourage you to:

o Consult a professional investment advisor who can help you cut through mountains of data.

o Set financial goals that extend beyond those achievable through retirement plans of your employer.

o Learn as much as you can about your current investments.

The portfolio managers' letter that follows provides a review of the Fund's investment strategies and performance. The annual report contains other valuable information as well. The Fund's prospectus describes its investment objectives and how it intends to achieve those objectives. As experienced investors know, information is vital to making good investment decisions.

So, take a moment and decide again whether the Fund's investment objectives and management style fit with your other investments to help you reach your financial goals. And make it a practice on a regular basis to assess your investment options.

On behalf of the Board,



Arne H.Carlson


(picture of) Gordon M. Fines
Gordon M. Fines
Portfolio manager

From the Portfolio Managers
AXP Growth Dimensions Fund lost a bit of ground during its brief initial reporting period -- June 26 (when shares became publicly available) through July 31, 2000 (the end of the Fund's fiscal year). Over the five weeks, the return for the Fund's Class A shares was -1.02%, excluding the sales charge.

AXP GROWTH DIMENSIONS FUND

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The period got off to a good start,  as the stock market  advanced  nicely until mid-July. At that point, concerns about future Federal Reserve actions regarding interest rates and increasing doubts about the strength of corporate profits over the rest of the year spawned a two-week market decline. But stocks picked up in the final days of July, to end the period on a positive note. The Fund's performance basically tracked the pattern of the market during the five weeks.

(picture of) Anne Obermeyer
Anne Obermeyer
Portfolio manager

(picture of) Doug Guffy
Doug Guffy
Portfolio manager

STARTING FROM SCRATCH
Because this was a brand new fund, we spent much of the period constructing the portfolio, which consisted of 55 stocks at period-end - right in the middle of the range we expect to hold on an ongoing basis. Because of our emphasis on large companies with above-average earnings growth, most of our purchases came from the technology sector, including telecommunications equipment and networking stocks. Some prominent names included Cisco Systems, Corning, Intel, Selectron, Microsoft and Jabil. All told, technology comprised about 50% of the portfolio.

Although considerably smaller, health care was the next-largest area of investment. Major purchases included Guidant, Pfizer, Medtronic and Pharmacia. The remainder of the investments were widely spread among several sectors, including financial services stocks such as Charles Schwab, American International Group and Citigroup.

As we begin a new fiscal year -- the first full one for the Fund -- we think the investment environment is likely to improve gradually in the months ahead. While the market could well be kept off balance over the near term by uncertainty about inflation, interest rates, corporate profits and the presidential election, we see a powerful, positive factor remaining at work: ongoing, solid economic growth. If our outlook in that regard is correct, companies with healthy growth prospects should ultimately reward investors as the year progresses.



Gordon M. Fines



Anne Obermeyer



Doug Guffy

                                                           ANNUAL REPORT - 2000

Fund Facts

Class A -- June 26, 2000* - July 31, 2000
(All figures per share)

Net asset value (NAV)
July 31, 2000                                                   $4.87
June 26, 2000*                                                  $4.92
Decrease                                                        $0.05

Distributions -- June 26, 2000* - July 31, 2000
From income                                                     $ --
From capital gains                                              $ --
Total distributions                                             $ --
Total return**                                                 -1.02%***

Class B -- June 26, 2000* - July 31, 2000
(All figures per share)

Net asset value (NAV)
July 31, 2000                                                   $4.87
June 26, 2000*                                                  $4.92
Decrease                                                        $0.05

Distributions -- June 26, 2000* - July 31, 2000
From income                                                     $ --
From capital gains                                              $ --
Total distributions                                             $ --
Total return**                                                 -1.02%***

AXP GROWTH DIMENSIONS FUND

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Class C -- June 26, 2000* - July 31, 2000
(All figures per share)

Net asset value (NAV)
July 31, 2000                                                   $4.87
June 26, 2000*                                                  $4.92
Decrease                                                        $0.05

Distributions -- June 26, 2000* - July 31, 2000
From income                                                     $ --
From capital gains                                              $ --
Total distributions                                             $ --
Total return**                                                 -1.02%***

Class Y -- June 26, 2000* - July 31, 2000
(All figures per share)

Net asset value (NAV)
July 31, 2000                                                   $4.88
June 26, 2000*                                                  $4.92
Decrease                                                        $0.04

Distributions -- June 26, 2000* - July 31, 2000
From income                                                     $ --
From capital gains                                              $ --
Total distributions                                             $ --
Total return**                                                 -0.81%***

    * When shares became publicly available.
  ** Returns do not include sales load. The  prospectus  discusses the effect of sales charges, if any, on the  various  classes.
 *** The  total  return is a hypothetical investment in the Fund with all distributions reinvested.
                                                           ANNUAL REPORT - 2000

The 10 Largest Holdings

                                       Percent                   Value
                                   (of net assets)       (as of July 31, 2000)
 Cisco Systems                          3.94%                $1,338,708
 Corning                                3.44                  1,166,961
 Guidant                                3.26                  1,107,570
 JDS Uniphase                           3.23                  1,097,110
 Microsoft                              3.05                  1,035,956
 Tyco Intl                              2.94                    998,895
 Intel                                  2.87                    974,549
 Solectron                              2.85                    968,422
 Pfizer                                 2.66                    902,408
 Schwab (Charles)                       2.55                    864,567

For further detail about these holdings, please refer to the section entitled "Investments in Securities."


(icon of) pie chart
                      The 10 holdings listed here  make up 30.79% of net assets


AXP GROWTH DIMENSIONS FUND

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Making the Most of the Fund

BUILD YOUR ASSETS SYSTEMATICALLY
One of the best ways to invest in the Fund is by dollar-cost averaging -- a time-tested strategy that can make market fluctuations work for you. To dollar-cost average, simply invest a fixed amount of money regularly. You'll automatically buy more shares when the Fund's share price is low, fewer shares when it is high. The chart below shows how dollar-cost averaging works. In these three hypothetical scenarios, you will see six months of share price fluctuations.

This strategy does not ensure a profit or avoid a loss if the market declines. But, if you can continue to invest regularly through changing market conditions even when the price of your shares falls or the market declines, it can be an effective way to accumulate shares to meet your long-term goals.

                        How dollar-cost averaging works

       Jan  Feb  Mar  Apr  May  Jun
$15                   $16  $18  $20
$10    $10  $12  $14
$ 5

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      42.25                    $15                    $14.20
_______________________________________________________________________________

       Jan  Feb  Mar  Apr  May  Jun
$15
$10    $10                      $10
$ 5         $8   $5   $5   $8

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      85.0                     $7.66                  $7.05
_______________________________________________________________________________

       Jan  Feb  Mar  Apr  May  Jun
$15
$10    $10  $8   $6             $7
$ 5                   $4   $4

Accumulated shares*       Average market           Your average
                          price per share          cost per share

     103.5                    $6.50                    $5.80
_______________________________________________________________________________
$100 invested per month. Total invested: $600.

* Shares purchased is determined by dividing the amount invested per month by the current share price.

THREE WAYS TO BENEFIT FROM A MUTUAL FUND:

o your shares increase in value when the Fund's investments do well

o you receive capital gains when the gains on investments sold by the Fund exceed losses

o you receive income when the Fund's stock dividends, interest and short-term gains exceed its expenses. All three make up your total return. You potentially can increase your investment if, like most investors, you reinvest your dividends and capital gain distributions to buy additional shares of the Fund or another fund.

All three make up your total return. You potentially can increase your investment, if like most investors, you reinvest your dividends and capital gain distributions to buy additional shares of the Fund or another fund.

                                                          ANNUAL REPORT - 2000

The  financial   statements   contained  in  Post-Effective   Amendment  #64  to
Registration Statement No. 2-28529 filed on or about September 27, 2000, are incorporated herein by reference.

American
  Express(R)
Funds

AXP Growth Dimensions Fund
70100 AXP Financial Center
Minneapolis, MN 55474

                                 PRSRT STD AUTO
                                  U.S. POSTAGE
                                      PAID
                                                                      AMERICAN
                                                                       EXPRESS

                                                                S-6004 C (9/00)

This report must be accompanied or preceded by the Fund's current prospectus. Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.

STATEMENT OF DIFFERENCES

Difference                                       Description

1)   The layout is different                     1)  Some of the layout in the
     throughout the annual report.                   annual report to
                                                     shareholders is in two
                                                     columns.

2)   There are pictures, icons                   2)  Each picture, icon and
     and graphs throughout the                       graph is described in
     annual report.                                  parentheses.